Consolidated Balance Sheets (USD $) In Thousands	Sep. 24, 2011	Dec. 25, 2010	Dec. 26, 2009 As Adjusted [Member]
Assets
Cash and cash equivalents	$ 181,849	$ 134,100	$ 53,210
Restricted Cash			109,799
Accounts receivable, net	39,695	35,239	32,893
Notes and other receivables, net	7,073	44,704	38,030
Assets held for sale	1,751	4,328	9,425
Deferred income taxes, net	12,763	12,570	14,707
Restricted assets of advertising funds	26,996	25,113	24,482
Prepaid income taxes		7,641	19,786
Prepaid expenses and other current assets	19,500	20,682	19,773
Total current assets	289,627	284,377	322,105
Property and equipment, net	185,297	193,273	209,659
Investments in joint ventures	181,280	169,276	147,902
Goodwill	888,748	888,655	887,850
Other intangible assets, net	1,514,246	1,535,657	1,570,176
Restricted cash	224	404	8,394
Other assets	70,023	75,646	78,631
Total assets	3,129,445	3,147,288	3,224,717
Liabilities, Common Stock, and Stockholders' Equity (Deficit)
Current portion of long-term debt	14,965	12,500
Capital lease obligations	225	205	221
Accounts payable	12,598	9,822	10,716
Income taxes payable, net	1,400
Liabilities of advertising funds	48,459	48,213	47,815
Deferred income	23,475	26,221	26,547
Other current liabilities	133,530	183,594	159,272
Total current liabilities	234,652	280,555	244,571
Long-term debt, net	1,472,359	1,847,016	1,446,319
Capital lease obligations	4,989	5,160	5,217
Unfavorable operating leases acquired	22,084	24,744	29,085
Deferred income	19,031	21,326	35,129
Deferred income taxes, net	563,703	586,337	618,324
Other long-term liabilities	79,390	75,909	75,464
Total long-term liabilities	2,161,556	2,560,492	2,209,538
Commitments and contingencies
Common stock, Class L, $0.001 par value; 100,000,000 shares authorized; 22,994,523 and 22,980,333 shares issued and outstanding at December 25, 2010 and December 26, 2009, respectively		840,582	1,232,001
Stockholders' equity (deficit):
Common stock	119	42	42
Additional paid-in capital	1,475,495	195,212	192,500
Treasury stock, at cost		(1,807)	(1,114)
Accumulated deficit	(763,666)	(741,415)	(657,250)
Accumulated other comprehensive income	21,289	13,627	4,429
Total stockholders' equity (deficit)	733,237	(534,341)	(461,393)
Total liabilities, common stock, and stockholders' equity (deficit)	$ 3,129,445	$ 3,147,288	$ 3,224,717